Note 11 - Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade payables		$ 1,507,644	$ 2,269,845	$ 504,229
Payroll related liabilities	[1]	44,677	595,720	112,913
Accrued liabilities		173,387	174,857	193,451
Total trade and other current payables		$ 1,725,708	$ 3,040,422	$ 810,593

[1]	Payroll related liabilities at December 31, 2016 includes $450,000 of bonus payable to the CEO along with $87,751 of past salaries due to some current and former employees of DenseLight.